Recent Accounting Pronouncements and Changes to Accounting Policies - Summary of Measurement Category of Financial Assets (Detail) - Increase (decrease) due to application of IFRS 9 [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and cash deposits and cash in escrow [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	Amortized cost
Cash and cash deposits and cash in escrow [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, before		FVPL
Receivables and other current financial assets [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	Amortized cost
Financial assets measurement, before		Amortized cost
Equity securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	Mandatorily at FVPL
Equity securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, before		FVOCI
Bonds [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	FVOCI
Financial assets measurement, before		FVOCI
Holdbacks on long-term contracts [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	Amortized cost
Financial assets measurement, before		Amortized cost
Indemnifications [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	FVPL
Financial assets measurement, before		FVPL
Other financial asset [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets measurement, after	Amortized cost
Financial assets measurement, before		Amortized cost